                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name:    Endeavour Capital Advisors, Inc. (1)
Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:  Glenn M. Hofsess
Title: Chief Financial Officer
Phone: 203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess                Greenwich, CT           11/12/10
--------------------------          -------------           --------
          (Name)                    (City, State)            (Date)

Report Type (Check only one.):
-----------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 47 items

Form 13F Information Table Value Total: $433,722 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE
                           --------------------------

          ITEM 1               ITEM 2      ITEM 3    ITEM 4     ITEM 5         ITEM 6    ITEM 7          ITEM 8
                                                      TOTAL                                        VOTING      VOTING
                              TITLE OF                 FMV       TOTAL   SH/ INVESTMENT  OTHER    AUTHORITY  AUTHORITY
      NAME OF ISSUER            CLASS      CUSIP   (X $1,000)   SHARES   PRN DISCRETION MANAGERS    SOLE        NONE
----------------------------------------------------------------------------------------------------------------------
AFLAC INC                        COM     001055102      9,498    183,684 SH    SOLE       NONE       38,279    145,405
ALLSTATE CORP                    COM     020002101     15,813    501,200 SH    SOLE       NONE      154,301    346,899
ALTERRA CAPITAL HOLDINGS LIM     COM     G0229R108      2,221    111,500 SH    SOLE       NONE       34,200     77,300
AMERICAN EXPRESS CO              COM     025816109     15,980    380,207 SH    SOLE       NONE       68,167    312,040
AMERICAN RIVER BANKSHARES        COM     029326105      3,965    631,443 SH    SOLE       NONE      631,443          0
BANK COMM HLDGS                  COM     06424J103      2,888    750,000 SH    SOLE       NONE      750,000          0
BANK OF AMERICA CORPORATION      COM     060505104     32,213  2,458,570 SH    SOLE       NONE      651,722  1,806,848
BROWN & BROWN INC                COM     115236101     12,970    642,398 SH    SOLE       NONE      195,089    447,309
CITIGROUP INC                    COM     172967101     12,700  3,248,055 SH    SOLE       NONE      521,355  2,726,700
CITIZENS SOUTH BKG CP DEL        COM     176682102      1,991    398,200 SH    SOLE       NONE      398,200          0
CME GROUP INC                    COM     12572Q105      2,578      9,900 SH    SOLE       NONE            0      9,900
COMERICA INC                     COM     200340107     24,525    660,152 SH    SOLE       NONE      184,252    475,900
EVEREST RE GROUP LTD             COM     G3223R108      4,324     50,000 SH    SOLE       NONE       15,358     34,642
FIFTH THIRD BANCORP              COM     316773100     12,127  1,008,100 SH    SOLE       NONE            0  1,008,100
FIRST HORIZON NATL CORP          COM     320517105     13,210  1,157,769 SH    SOLE       NONE      132,866  1,024,903
FIRST MIDWEST BANCORP DEL        COM     320867104      3,065    265,853 SH    SOLE       NONE      265,853          0
FLUSHING FINL CORP               COM     343873105        315     27,235 SH    SOLE       NONE       27,235          0
GENWORTH FINL INC             COM CL A   37247D106     12,014    983,119 SH    SOLE       NONE      240,235    742,884
HERITAGE FINL CORP WASH          COM     42722X106      4,061    290,055 SH    SOLE       NONE      290,055          0
HERITAGE OAKS BANCORP            COM     42724R107      1,523    461,538 SH    SOLE       NONE      461,538          0
JPMORGAN CHASE & CO              COM     46625H100     21,947    576,631 SH    SOLE       NONE      116,874    459,757
KEYCORP NEW                      COM     493267108     13,756  1,728,147 SH    SOLE       NONE      379,447  1,348,700
MB FINANCIAL INC NEW             COM     55264U108      6,492    400,224 SH    SOLE       NONE      337,809     62,415
METLIFE INC                      COM     59156R108      5,464    142,118 SH    SOLE       NONE       32,149    109,969
MIDSOUTH BANCORP INC             COM     598039105      4,709    332,771 SH    SOLE       NONE      332,771          0
MONTPELIER RE HOLDINGS LTD       SHS     G62185106      9,072    523,800 SH    SOLE       NONE      160,300    363,500
MORGAN STANLEY                 COM NEW   617446448      6,293    255,000 SH    SOLE       NONE       78,635    176,365
NEW YORK CMNTY BANCORP INC       COM     649445103     11,029    678,692 SH    SOLE       NONE      678,692          0
ORIENTAL FINL GROUP INC          COM     68618W100      8,779    660,100 SH    SOLE       NONE      660,100          0
PARTNERRE LTD                    COM     G6852T105      6,078     75,800 SH    SOLE       NONE            0     75,800

          ITEM 1               ITEM 2      ITEM 3    ITEM 4     ITEM 5         ITEM 6    ITEM 7          ITEM 8
                                                      TOTAL                                        VOTING      VOTING
                              TITLE OF                 FMV       TOTAL   SH/ INVESTMENT  OTHER    AUTHORITY  AUTHORITY
      NAME OF ISSUER            CLASS      CUSIP   (X $1,000)   SHARES   PRN DISCRETION MANAGERS    SOLE        NONE
----------------------------------------------------------------------------------------------------------------------
PHH CORP                       COM NEW   693320202      8,483    402,820 SH    SOLE       NONE      122,760    280,060
PNC FINL SVCS GROUP INC          COM     693475105     17,234    332,000 SH    SOLE       NONE       75,240    256,760
POPULAR INC                      COM     733174106      3,290  1,134,644 SH    SOLE       NONE    1,134,644          0
PROASSURANCE CORP                COM     74267C106        248      4,306 SH    SOLE       NONE        1,400      2,906
RENASANT CORP                    COM     75970E107      5,324    350,000 SH    SOLE       NONE      350,000          0
SOUTHWEST BANCORP INC OKLA       COM     844767103      7,366    567,900 SH    SOLE       NONE      567,900          0
STERLING BANCORP                 COM     859158107     10,442  1,201,660 SH    SOLE       NONE    1,201,660          0
SVB FINL GROUP                   COM     78486Q101      3,170     74,900 SH    SOLE       NONE            0     74,900
SYMETRA FINL CORP                COM     87151Q106      2,176    208,006 SH    SOLE       NONE      113,478     94,528
TRANSATLANTIC HLDGS INC          COM     893521104      4,269     84,000 SH    SOLE       NONE       25,801     58,199
UMPQUA HLDGS CORP                COM     904214103      9,938    876,368 SH    SOLE       NONE      393,279    483,089
VALIDUS HOLDINGS LTD           COM SHS   G9319H102      4,360    165,400 SH    SOLE       NONE       50,700    114,700
VIEWPOINT FINL GROUP INC MD      COM     92672A101      7,169    775,000 SH    SOLE       NONE      336,100    438,900
WASHINGTON FED INC               COM     938824109     34,602  2,264,555 SH    SOLE       NONE    1,063,285  1,201,270
WELLS FARGO & CO NEW             COM     949746101     23,873    950,536 SH    SOLE       NONE      261,339    689,197
WILMINGTON TRUST CORP            COM     971807102      2,222    247,469 SH    SOLE       NONE      247,469          0
XL GROUP PLC                     SHS     G98290102      7,956    367,321 SH    SOLE       NONE      113,021    254,300
                                                   ---------- ----------                         ---------- ----------
                                                      433,722 29,599,146                         13,895,001 15,704,145